Earnings per Share (Details 1) (Detail)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Total antidilutive common stock equivalents excluded from dilutive earnings per share	31,502,068	33,558,991	9,745,086
Equity Option [Member]
Total antidilutive common stock equivalents excluded from dilutive earnings per share	6,624,333	6,694,724	7,269,656
Warrant [Member]
Total antidilutive common stock equivalents excluded from dilutive earnings per share	14,514,737	16,501,269	775,430
Convertible Debt Securities [Member]
Total antidilutive common stock equivalents excluded from dilutive earnings per share	10,362,998	10,362,998	1,700,000